Commitments - Future Minimum Lease Payments Table (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 264
2020	139
2021	57
2022	35
2023	24
Thereafter	135
Total future minimum lease payments	$ 654